PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment

	Land,			Machinery	Assets
	building and			and	under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2018	$465.1	$681.8	$840.2	$338.8	$81.9	$168.3	$—	$2,576.1
IFRS 16 transition impact	—	—	—	—	—	—	103.8	103.8
Additions	68.4	81.3	120.7	85.2	134.0	47.0	26.7	563.3
Acquisitions via business combinations	77.9	4.0	72.5	91.1	—	12.6	47.2	305.3
Disposals	(2.2)	—	(13.1)	(1.7)	—	(12.9)	(15.9)	(45.8)
Transfers	13.7	21.9	62.6	(6.5)	(91.6)	(0.1)	—	—
Changes in foreign exchange	(9.1)	(23.1)	(21.7)	(6.0)	(2.8)	(7.9)	(0.3)	(70.9)
Balance, December 31, 2019	613.8	765.9	1,061.2	500.9	121.5	207.0	161.5	3,431.8

Balance, December 31, 2019	613.8	765.9	1,061.2	500.9	121.5	207.0	161.5	3,431.8
Additions	73.2	92.6	164.8	119.2	21.3	43.5	40.7	555.3
Acquisitions via business combinations	560.0	897.7	455.0	291.3	5.0	172.1	23.4	2,404.5
Disposals	(2.9)	—	(18.2)	(10.7)	—	(3.8)	(20.6)	(56.2)
Transfers	31.0	5.0	(0.3)	28.0	(63.5)	(0.2)	—	—
Changes in foreign exchange	(28.8)	(55.1)	(31.1)	(16.0)	(1.0)	(11.9)	(1.5)	(145.4)
Balance, December 31, 2020	1,246.3	1,706.1	1,631.4	912.7	83.3	406.7	203.5	6,190.0
Accumulated depreciation
Balance, December 31, 2018	6.6	36.8	53.6	30.3	—	12.4	—	139.7
Depreciation	20.8	126.9	164.5	80.5	—	49.4	23.2	465.3
Disposals	(0.3)	—	(9.4)	(0.7)	—	(5.7)	(1.8)	(17.9)
Changes in foreign exchange	(0.3)	(1.5)	(2.1)	(0.5)	—	(0.9)	(0.1)	(5.4)
Balance, December 31, 2019	26.8	162.2	206.6	109.6	—	55.2	21.3	581.7

Balance, December 31, 2019	26.8	162.2	206.6	109.6	—	55.2	21.3	581.7
Depreciation	32.6	111.9	224.7	122.6	—	49.3	37.8	578.9
Disposals	(0.2)	—	(10.2)	(2.2)	—	(3.1)	(4.1)	(19.8)
Changes in foreign exchange	(1.2)	(8.4)	(9.3)	(3.1)	—	(2.8)	(0.8)	(25.6)
Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2
Carrying amounts
At December 31, 2019	$587.0	$603.7	$854.6	$391.3	$121.5	$151.8	$140.2	$2,850.1
At December 31, 2020	$1,188.3	$1,440.4	$1,219.6	$685.8	$83.3	$308.1	$149.3	$5,074.8